Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Interest and dividend income	$ 58,852,063
Net realized/unrealized gains	1,207,787,460
Net increase in net assets available for benefits per the financial statements	1,266,639,523
Prior-year adjustment	37,044,409
Current-year adjustment	(14,721,978)
Net income per the Form 5500	$ 1,288,961,954